Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2025	May 31, 2025	May 31, 2025
Without Sales Load [Member] | C000005527
Average Annual Return [Line Items]
Average Annual Return, Percent	8.96%	5.40%	4.60%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%	(0.90%)	1.49%
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.32%	5.77%	5.02%